Current and Non-Current Liabilities (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Amounts recovered or settled within one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	€ 531,700	€ 550,987
Central bank funds purchased and securities sold under repurchase agreements	4,866	17,591
Securities loaned	3,359	6,688
Financial liabilities at fair value through profit or loss	410,409	473,165
Other short-term borrowings	14,158	18,411
Other liabilities	115,511	127,388
Provisions	2,711	4,158
Liabilities for current tax	286	366
Long-term debt	47,317	46,403
Trust preferred securities	3,168	4,825
Total liabilities before deferred tax liabilities	1,133,485	1,249,981
Amounts recovered or settled after one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	32,705	30,886
Central bank funds purchased and securities sold under repurchase agreements	1	515
Securities loaned	0	1
Financial liabilities at fair value through profit or loss	5,271	5,471
Other short-term borrowings	0	0
Other liabilities	2,002	4,820
Provisions	0	0
Liabilities for current tax	658	635
Long-term debt	104,766	113,313
Trust preferred securities	0	666
Total liabilities before deferred tax liabilities	145,403	156,306
Total [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	564,405	581,873
Central bank funds purchased and securities sold under repurchase agreements	4,867	18,105
Securities loaned	3,359	6,688
Financial liabilities at fair value through profit or loss	415,680	478,636
Other short-term borrowings	14,158	18,411
Other liabilities	117,513	132,208
Provisions	2,711	4,158
Liabilities for current tax	944	1,001
Long-term debt	152,083	159,715
Trust preferred securities	3,168	5,491
Total liabilities before deferred tax liabilities	1,278,887	1,406,287
Deferred tax liabilities	512	346
Total liabilities	€ 1,279,400	€ 1,406,633